PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited)
1
VY
®
Invesco Growth
and Income Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 97.0%
Communication Services : 5.5%
11,307
Alphabet, Inc. - Class A
$ 2,748,731
1.8
1,960  Meta Platforms, Inc.
- Class A
1,439,385
0.9
6,768
T-Mobile US, Inc.
1,620,124
1.0
25,304
Walt Disney Co.
2,897,308
1.8
8,705,548
5.5
Consumer Discretionary : 5.6%
16,306
(1)
Amazon.com, Inc.
3,580,308
2.3
23,125
General Motors Co.
1,409,931
0.9
29,360
NIKE, Inc. - Class B
2,047,273
1.3
20,406
Starbucks Corp.
1,726,348
1.1
8,763,860
5.6
Consumer Staples : 7.0%
19,862  Philip Morris
International, Inc.
3,221,616
2.0
15,046
Procter & Gamble Co.
2,311,818
1.5
36,047
Sysco Corp.
2,968,110
1.9
32,905
(1)
US Foods Holding
Corp.
2,521,181
1.6
11,022,725
7.0
Energy : 7.1%
14,075
Chevron Corp.
2,185,707
1.4
25,069
ConocoPhillips
2,371,277
1.5
19,885
EQT Corp.
1,082,341
0.7
17,920
Exxon Mobil Corp.
2,020,480
1.3
57,755
Shell PLC
2,058,447
1.3
32,414
Suncor Energy, Inc.
1,356,464
0.9
11,074,716
7.1
Financials : 21.6%
5,423
Allstate Corp.
1,164,047
0.7
23,309  American International
Group, Inc.
1,830,689
1.2
108,793
Bank of America Corp.
5,612,631
3.6
5,183  Capital One Financial
Corp.
1,101,802
0.7
33,655
Charles Schwab Corp.
3,213,043
2.0
55,650  Citizens Financial
Group, Inc.
2,958,354
1.9
25,320  Fidelity National
Information Services,
Inc.
1,669,601
1.1
13,220
(1)
Fiserv, Inc.
1,704,454
1.1
2,691  Goldman Sachs
Group, Inc.
2,142,978
1.4
13,845
KKR & Co., Inc.
1,799,158
1.1
9,539  PNC Financial
Services Group, Inc.
1,916,671
1.2
68,151
Wells Fargo & Co.
5,712,417
3.6
9,111  Willis Towers Watson
PLC
3,147,395
2.0
33,973,240
21.6
Health Care : 14.0%
32,575  Bristol-Myers Squibb
Co.
1,469,132
0.9
32,371
CVS Health Corp.
2,440,450
1.6
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
3,795
Elevance Health, Inc.
$ 1,226,240
0.8
4,267
Humana, Inc.
1,110,145
0.7
4,964
(1)
IQVIA Holdings, Inc.
942,862
0.6
16,814
Johnson & Johnson
3,117,652
2.0
27,159
Medtronic PLC
2,586,623
1.7
23,776
Merck & Co., Inc.
1,995,520
1.3
39,487
Pfizer, Inc.
1,006,129
0.6
1,947  Regeneron
Pharmaceuticals, Inc.
1,094,740
0.7
20,597
Sanofi
1,950,416
1.2
2,512
(1)
Thermo Fisher
Scientific, Inc.
1,218,370
0.8
5,059  UnitedHealth Group,
Inc.
1,746,873
1.1
21,905,152
14.0
Industrials : 13.1%
15,270
Emerson Electric Co.
2,003,119
1.3
7,258
FedEx Corp.
1,711,509
1.1
9,264  Ferguson Enterprises,
Inc.
2,080,509
1.3
32,997
Fortive Corp.
1,616,523
1.0
27,726  Johnson Controls
International PLC
3,048,474
2.0
6,831
Norfolk Southern Corp.
2,052,101
1.3
4,289
Parker-Hannifin Corp.
3,251,705
2.1
12,443  Raytheon Technologies
Corp.
2,082,087
1.3
15,249
Textron, Inc.
1,288,388
0.8
9,615  Vertiv Holdings Co.
- Class A
1,450,519
0.9
20,584,934
13.1
Information Technology : 14.5%
27,382
Cisco Systems, Inc.
1,873,476
1.2
17,368  Cognizant Technology
Solutions Corp. - Class
A
1,164,872
0.7
18,239
(1)
Coherent Corp.
1,964,705
1.3
12,033
Lam Research Corp.
1,611,219
1.0
46,787  Microchip Technology,
Inc.
3,004,661
1.9
7,357
Microsoft Corp.
3,810,558
2.4
9,177
NVIDIA Corp.
1,712,245
1.1
7,759  NXP Semiconductors
NV
1,766,957
1.1
5,475
Oracle Corp.
1,539,789
1.0
26,591
Ralliant Corp.
1,162,824
0.7
7,729
Salesforce, Inc.
1,831,773
1.2
4,549
(1)
Zebra Technologies
Corp. - Class A
1,351,781
0.9
22,794,860
14.5
Materials : 2.7%
3,730  Air Products and
Chemicals, Inc.
1,017,246
0.7
14,671
Corteva, Inc.
992,200
0.6
15,644  DuPont de Nemours,
Inc.
1,218,667
0.8

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

VY
®
Invesco Growth
and Income Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Materials: (continued)
9,609
PPG Industries, Inc.
$ 1,010,002
0.6
4,238,115
2.7
Real Estate : 1.7%
16,587
(1)
CBRE Group, Inc.
- Class A
2,613,448
1.7
Utilities : 4.2%
11,133  American Electric
Power Co., Inc.
1,252,463
0.8
26,682
FirstEnergy Corp.
1,222,569
0.8
68,194
PPL Corp.
2,534,089
1.6
18,088
Sempra Energy
1,627,558
1.0
6,636,679
4.2
Total Common Stock
(Cost $117,580,259)
152,313,277
97.0
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 2.9%
Mutual Funds : 2.9%
4,544,114
(2)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
4.030%
(Cost $4,544,114) $ 4,544,114 2.9
Total Short-Term
Investments
(Cost $4,544,114)
4,544,114
2.9
Total Investments in
Securities
(Cost $122,124,373) $ 156,857,391 99.9
Assets in Excess of
Other Liabilities 212,099 0.1
Net Assets $ 157,069,490 100.0
(1)
Non-income producing security.
(2)
Rate shown is the 7-day yield as of September 30, 2025.

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

VY
®
Invesco Growth
and Income Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2025
Asset Table
Investments, at fair value
Common Stock
Communication Services $ 8,705,548 $ — $ — $ 8,705,548
Consumer Discretionary 8,763,860 — — 8,763,860
Consumer Staples 11,022,725 — — 11,022,725
Energy 9,016,269 2,058,447 — 11,074,716
Financials 33,973,240 — — 33,973,240
Health Care 19,954,736 1,950,416 — 21,905,152
Industrials 20,584,934 — — 20,584,934
Information Technology 22,794,860 — — 22,794,860
Materials 4,238,115 — — 4,238,115
Real Estate 2,613,448 — — 2,613,448
Utilities 6,636,679 — — 6,636,679
Total Common Stock 148,304,414 4,008,863 — 152,313,277
Short-Term Investments 4,544,114 — — 4,544,114
Total Investments, at fair value $ 152,848,528 $ 4,008,863 $ — $ 156,857,391
Other Financial Instruments+
Forward Foreign Currency Contracts — 10,933 — 10,933
Total Assets $ 152,848,528 $ 4,019,796 $ — $ 156,868,324
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts $ — $ (10,285) $ — $ (10,285)
Total Liabilities $ — $ (10,285) $ — $ (10,285)
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At September 30, 2025, the following forward foreign currency contracts were outstanding for VY
®
Invesco Growth and Income Portfolio:
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
USD 42,760 CAD 59,074 State Street Bank and Trust Co. 10/08/25 $ 299
USD 24,743 CAD 34,034 State Street Bank and Trust Co. 10/08/25 280
USD 21,692 GBP 16,028 State Street Bank and Trust Co. 10/08/25 135
EUR 30,741 USD 36,004 State Street Bank and Trust Co. 10/08/25 102
EUR 110,606 USD 129,820 State Street Bank and Trust Co. 10/08/25 88
USD 22,233 CAD 30,874 State Street Bank and Trust Co. 10/08/25 41
GBP 15,811 USD 21,244 State Street Bank and Trust Co. 10/08/25 20
USD 22,422 GBP 16,677 State Street Bank and Trust Co. 10/08/25 (8)
USD 17,800 CAD 24,796 State Street Bank and Trust Co. 10/08/25 (23)
USD 35,211 GBP 26,206 State Street Bank and Trust Co. 10/08/25 (34)
USD 32,769 EUR 27,961 State Street Bank and Trust Co. 10/08/25 (72)
CAD 26,741 USD 19,372 State Street Bank and Trust Co. 10/08/25 (151)
CAD 19,448 USD 14,135 State Street Bank and Trust Co. 10/08/25 (157)
USD 25,783 EUR 22,091 State Street Bank and Trust Co. 10/08/25 (163)
USD 26,862 GBP 20,143 State Street Bank and Trust Co. 10/08/25 (230)
CAD 45,460 USD 32,914 State Street Bank and Trust Co. 10/08/25 (238)
EUR 19,465 USD 23,126 State Street Bank and Trust Co. 10/08/25 (266)
GBP 28,805 USD 39,040 State Street Bank and Trust Co. 10/08/25 (298)

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

VY
®
Invesco Growth
and Income Portfolio
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
GBP 16,461 USD 22,487 State Street Bank and Trust Co. 10/08/25 $ (348)
USD 1,009,815 CAD 1,391,047 The Bank of New York Mellon 10/08/25 9,968
USD 1,567,584 GBP 1,166,073 The Bank of New York Mellon 10/08/25 (721)
USD 1,528,998 EUR 1,308,269 The Bank of New York Mellon 10/08/25 (7,576)
$ 648
Currency Abbreviations:
CAD
—
Canadian Dollar
EUR
—
EU Euro
GBP
—
British Pound
USD
—
United States Dollar
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 38,799,725
Gross Unrealized Depreciation (4,066,707)
Net Unrealized Appreciation $ 34,733,018